Schedule of geographic concentration of the company’s assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Cash and cash equivalents	$ 766,859	$ 478,983
Accounts receivables and other receivables, net	289,941	2,771,443
Income taxes receivable	747,939	257,304
Prepayments	1,483,413	1,660,662
Other current assets	876,750	176,044
Property, plant and equipment, net	302,498	444,967
Intangible assets, net	6,927,948	6,730,155
Other Non-Current Assets	134,475	134,475
Total Assets	11,658,576	12,654,033
UNITED KINGDOM
Segment Reporting [Line Items]
Cash and cash equivalents	735,909	361,678
Accounts receivables and other receivables, net	198,749	201,714
Income taxes receivable	747,939	257,040
Prepayments	1,454,732	1,637,203
Other current assets	725,640	83,377
Property, plant and equipment, net	302,498	444,967
Intangible assets, net	6,927,948	6,730,155
Other Non-Current Assets	263,228	134,475
Total Assets	11,356,643	9,850,609
NIGERIA
Segment Reporting [Line Items]
Cash and cash equivalents	17,211	60,264
Accounts receivables and other receivables, net	61,043	2,539,143
Prepayments	16,844	12,181
Other current assets	28,932	9
Total Assets	124,030	2,611,597
SOUTH AFRICA
Segment Reporting [Line Items]
Cash and cash equivalents	184	15,401
Accounts receivables and other receivables, net	6,325	11,500
Prepayments	5,076	6,035
Other current assets		868
Total Assets	11,585	33,804
Other [Member]
Segment Reporting [Line Items]
Cash and cash equivalents	13,555	41,640
Accounts receivables and other receivables, net	23,824	19,086
Income taxes receivable		264
Prepayments	6,761	5,243
Other current assets	122,178	91,790
Total Other	$ 166,318	$ 158,023